Revenue Recognition (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019
Revenue from Contract with Customer [Abstract]
Summary of Disaggregation of Revenue

The Company’s revenue consists of the following categories, which aggregate into the segments – Recorded Music and Music Publishing:

	For the Three Months Ended December 31,
	2019	2018
	(in millions)
Revenue by Type
Digital	$633	$563
Physical	184	231

Total Digital and Physical	817	794
Artist services and expanded-rights	188	166
Licensing	79	81

Total Recorded Music	1,084	1,041
Performance	46	53
Digital	73	65
Mechanical	15	15
Synchronization	36	29
Other	3	3

Total Music Publishing	173	165
Intersegment eliminations	(1)	(3)

Total Revenues	$1,256	$1,203

Revenue by Geographical Location
U.S. Recorded Music	$453	$431
U.S. Music Publishing	81	73

Total U.S.	534	504
International Recorded Music	631	610
International Music Publishing	92	92

Total International	723	702
Intersegment eliminations	(1)	(3)

Total Revenues	$1,256	$1,203

The Company’s revenue consists of the following categories, which aggregate into the segments – Recorded Music and Music Publishing:

	For the Fiscal Year Ended September 30,
	2019	2018	2017
	(in millions)
Revenue by Type
Digital	$2,343	$2,019	$1,692
Physical	559	630	667

Total Physical and Digital	2,902	2,649	2,359
Artist services and expanded-rights	629	389	385
Licensing	309	322	276

Total Recorded Music	3,840	3,360	3,020
Performance	183	212	197
Digital	271	237	187
Mechanical	55	72	65
Synchronization	120	119	112
Other	14	13	11

Total Music Publishing	643	653	572
Intersegment eliminations	(8)	(8)	(16)

Total Revenues	$4,475	$4,005	$3,576

Revenue by Geographical Location
U.S. Recorded Music	$1,656	$1,460	$1,329
U.S. Music Publishing	300	294	258

Total U.S.	1,956	1,754	1,587
International Recorded Music	2,184	1,900	1,691
International Music Publishing	343	359	314

Total International	2,527	2,259	2,005
Intersegment eliminations	(8)	(8)	(16)

Total Revenues	$4,475	$4,005	$3,576

Summary of Revenues Expected to be Recognized in Future Related to Performance Obligations

Revenues expected to be recognized in the future related to performance obligations that are unsatisfied at December 31, 2019 are as follows (in millions):

	Rest of FY20	FY21	FY22	Thereafter	Total
	(in millions)
Remaining performance obligations	$483	$661	$7	$—	$1,151

Total	$483	$661	$7	$—	$1,151

contracts. Revenues expected to be recognized in the future related to performance obligations that are unsatisfied at September 30, 2019 are as follows (in millions):

	FY20	FY21	FY22	Thereafter	Total
	(in millions)
Remaining performance obligations	$142	$94	$7	$—	$243

Total	$142	$94	$7	$—	$243